UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES
Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2010

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

W.P. Stewart & Co. Growth Fund

Semi-Annual Report
(Unaudited)

June 30, 2010

May not be distributed unless accompanied with or preceded by a current prospectus.

W.P. Stewart & Co. Growth Fund, Inc.
SEMI-ANNUAL REPORT TO SHAREHOLDERS as of June 30, 2010

Investment Advisor’s Comments

The Fund’s net asset value per share closed on June 30, 2010 at $128.03.  This represents a decline of 11.14% for the first six months compared to a decline of 6.65% for the S&P 500 Index over the same period.  Complete performance information, including average annual total returns, can be found on page 3 of this report.

While we are disappointed with these short-term performance results, we are pleased with the earnings growth progress of the companies in your Fund’s portfolio and have increased comfort with valuation levels.  The drivers of the stock market decline, the majority of which came in the latter half of the second quarter, include worries about the US deficit, the decline in the value of the Euro and the lack of net new job creation in the US.  We had noted two of these three in our year-end letter.  We believe all three of these points are real concerns but see steps being taken to address each of them.  On the deficit, Congress has become more aware of reducing spending in a prudent way.  We see this happening already as new spending bills are seeing increased scrutiny.  European countries have responded rapidly to correct their imbalances and the result has been freely operating debt markets as well as a Euro that has recovered from a $1.20 exchange rate to the US Dollar to $1.30 currently.  The US jobs picture is perhaps the most problematic.  We see this as an issue of confidence as corporate profitability suggests an ability to hire.  The restraining factor seems to be uncertainty surrounding taxes and healthcare costs.  We believe this uncertainty will lift over time.

We derive comfort in the outlook for your Fund’s holdings from a combination of solid earnings growth and a P/E valuation that is close to the bear market lows in March 2009.  Based on earnings reports for our portfolio companies for the first half of the year, we believe these companies are on target to meet our earnings growth expectations.  We expect 2011 growth rates to be moderately lower but still strong.  From a valuation perspective, the portfolio is trading at 14 times 2011 expected earnings which is essentially in line with the P/E lows reached in March of 2009.  We would argue that the fundamentals are much stronger today and a higher multiple is warranted.

The best performing stocks in the Fund in the first six months of 2010 include Chipotle Mexican Grill, Yum! Brands, and PepsiCo.  These companies are posting solid earnings gains, are relatively sheltered from economic worries and have lower than average exposure to continental Europe.  Companies that detracted from performance include MasterCard, Qualcomm and McAfee.  MasterCard has been impacted by worries surrounding the financial reform bill but their current business remains robust.  Qualcomm has been hurt by worries over declining prices and royalty rates for cell phones.  Qualcomm is no longer a holding in the Fund.  McAfee declined due to a poor earnings quarter in the first quarter but posted a better second quarter and has recovered some of the underperformance.

While we are optimistic given the combination of earnings growth and valuation, we acknowledge the risks that are lurking.  Building on the concerns I discussed earlier, the most significant issue today seems to be confidence.  This lack of investor confidence is demonstrated by  bond yields being pushed to generational lows.  It is seen through forecasters who have some of the most diverse economic and profit outlooks in years.  Another example is companies who are afraid to hire given uncertainties of taxes and healthcare costs.

W.P. Stewart & Co. Growth Fund, Inc.
SEMI-ANNUAL REPORT TO SHAREHOLDERS as of June 30, 2010

Finally, consumers are showing this through a savings rate of over 6% in the second quarter, the second highest rate in over 15 years.  The positive in our view is that all the ingredients are in place for a continued recovery if the US Government can start to instill confidence rather than destroy it.  The upcoming election in November could be a critical component to this happening and could improve the equity market outlook.

In the meantime, we remain diligent in looking after your Fund’s holdings.  We remain fully invested and we look forward to reporting on the Fund’s progress in the second half of the year.

James T. Tierney, Jr.
Portfolio Manager
WPS Advisors, Inc. (f/k/a W.P. Stewart & Co., Inc.)
New York, NY
July 2010

Note: The views expressed above reflect those of the Investment Advisor only through the end of the period stated above.  The Investment Advisor’s views are subject to change at any time based on market and other conditions.  These views are not intended to be a forecast of future events, a guarantee of future results, or investment advice.

Past performance is not indicative of future results.

W.P. Stewart & Co. Growth Fund
FUND PERFORMANCE AND SUMMARY at June 30, 2010 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund made at its inception with a similar investment in the S&P 500 Index.  Results include the reinvestment of all dividends and capital gains.

The S&P 500 Index is the Standard & Poor's Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.  You cannot invest directly in an index.  The index does not reflect expenses, fees or sales charge, which would lower performance.

Average Annual Total Returns (for the periods ended June 30, 2010)

	Six	One	Five	Ten	Since
	Months	Year	Years	Years	Inception*
W.P. Stewart & Co. Growth Fund	-11.14%	7.51%	-0.91%	-1.79%	6.33%

S&P 500 Index	-6.65%	14.43%	-0.79%	-1.59%	6.96%

* Inception date 2/28/1994.

Gross and net expense ratios for the Fund were 1.87% and 1.49%, respectively, as of 06/30/10.  The Advisor has contractually agreed to limit the Fund's net expense ratio to 1.49% of its total net assets for a one year period through April 30, 2011.

The performance for the period February 28, 1994 through November 30, 2009, reflects the historical performance of the W.P. Stewart & Co. Growth Fund, Inc., a Maryland corporation (the “Predecessor Fund”).  Effective as of the close of business on November 30, 2009, the Predecessor Fund was reorganized into the Fund.  The Predecessor Fund and the Fund have identical investment objectives and strategies and are managed by the same investment advisor.

The performance data quoted here represents past performance and past performance is not a guarantee of future results.  Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares is not reflected in the total returns.

The Fund's Advisor has agreed to waive its fees and/or reimburse expenses to limit the net expense ratio to 1.49% of its total net assets; absent such agreement, the Fund's returns would have been lower.

W.P. Stewart & Co. Growth Fund
Fund Expenses - June 30, 2010 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 1/1/10 to 06/30/10.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Actual Performance	$1,000.00	$888.60	$6.98
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.41	$7.45

Expenses are equal to the Fund’s annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by 365.  The expense ratios reflect an expense limitation.  Assumes all dividends and distributions were reinvested.

W.P. Stewart & Co. Growth Fund
FUND PROFILE
June 30, 2010 (Unaudited)

The information below gives you a snapshot of the Fund at the end of the reporting period.
The Fund is actively managed and the composition of its portfolio will change over time.

Portfolio Sectors*
% of Fund's Net Assets

*For reporting purposes, industry classifications are combined in the Portfolio Sectors chart.
For industry classifications, please see the Schedule of Investments.

Top Ten Stocks as of June 30, 2010
% of Fund's Net Assets

Mastercard, Inc. - Class A	7.2%
PepsiCo, Inc.	6.4%
Amphenol Corp. - Class A	6.3%
The Procter & Gamble Co.	6.2%
Becton Dickinson and Co.	6.1%
Praxair, Inc.	6.1%
McAfee, Inc.	5.4%
Apple, Inc.	5.1%
Polo Ralph Lauren Corp.	4.9%
Yum! Brands, Inc.	4.9%

Stewart & Co. Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Name of Issuer
and Title of Issue	Shares	Value

COMMON STOCKS - 97.5%

Aerospace/Defense Equipment - 3.9%
United Technologies Corp.	10,300	$668,573

Commercial Services - 10.7%
Mastercard, Inc. - Class A	6,250	1,247,062
Visa, Inc. - Class A	8,550	604,913
		1,851,975

Consumer Products - 6.2%
Procter & Gamble Co.	18,000	1,079,640

Drugs & Health Care - 8.8%
Becton Dickinson and Co.	15,700	1,061,634
Myriad Genetics, Inc. (a)	31,000	463,450
		1,525,084

Electronics - 6.2%
Amphenol Corp. - Class A	27,600	1,084,128

Finance & Banking - 8.5%
Charles Schwab Corp.	57,900	821,022
IntercontinentalExchange, Inc. (a)	5,850	661,225
		1,482,247

Food & Beverages - 6.4%
PepsiCo, Inc.	18,150	1,106,242

Industrial Gases - 6.1%
Praxair, Inc.	13,850	1,052,461

Internet - 19.7%
ANSYS, Inc. (a)	19,100	774,887
Apple, Inc. (a)	3,500	880,355
Google, Inc. - Class A (a)	1,825	812,034
McAfee, Inc. (a)	30,700	943,104
		3,410,380

Restaurants - 6.9%
Chipotle Mexican Grill, Inc. (a)	2,550	348,866
Yum! Brands, Inc.	21,700	847,168
		1,196,034

W.P. Stewart & Co. Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2010 (Unaudited)

Name of Issuer
and Title of Issue	Shares	Value

COMMON STOCKS - (Continued)

Retail - 14.1%
Polo Ralph Lauren Corp.	11,700	$853,632
Staples, Inc.	40,800	777,240
Target Corp.	16,600	816,222
		2,447,094

TOTAL COMMON STOCKS - (Cost $16,668,345)		16,903,858

	Principal
	Amount
SHORT-TERM INVESTMENTS - 0.1%
UMB Money Market Fiduciary, 0.03%†	$17,979	17,979

TOTAL SHORT-TERM INVESTMENTS - (Cost $17,979)		17,979

Total Investments - (Cost $16,686,324) - 97.6%		16,921,837
Other Assets less Liabilities - 2.4%		409,756
Net Assets - 100.0%		$17,331,593

(a)  No dividends paid on security.
†     The rate quoted is the annualized seven-day yield as of the Fund's period end.

See accompanying Notes to the Financial Statements.

W.P. Stewart & Co. Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2010 (Unaudited)

Assets
Investments in securities, at value (cost $16,686,324)	$16,921,837
Receivables:
Investment securities sold	601,417
Dividends and interest	5,135
Prepaid expenses	5,113
Total assets	17,533,502

Liabilities
Payables:
Investment securities purchased	170,942
Due to Advisor	7,318
Administration fees	2,455
Custody fees	1,663
Fund accounting fees	1,836
Transfer agent fees	930
Chief Compliance Officer fees	3,749
Accrued other expenses	13,016
Total liabilities	201,909

Net Assets	$17,331,593

Components of Net Assets
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$22,380,915
Accumulated net investment income	8,195
Accumulated net realized loss on investments	(5,293,030)
Net unrealized appreciation on investments	235,513
Net Assets	$17,331,593

Net asset value per share
[$17,331,593/135,372 shares outstanding]	$128.03

See accompanying Notes to Financial Statements.

W.P. Stewart & Co. Growth Fund
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2010 (Unaudited)

Investment Income

Income
Dividends	$117,878
Interest	28
Total income	117,906

Expenses
Advisory fee	101,365
Administration fees	16,860
Fund accounting fees	14,380
Transfer agent fees	11,676
Registration fees	9,649
Legal fees	7,439
Audit fees	7,439
Shareholder reporting fees	6,199
Chief compliance officer fees	3,978
Custody fees	3,768
Trustees fees and expenses	3,277
Miscellaneous	1,814
Insurance fees	1,765

Total expenses	189,609
Expenses reimbursed by the Advisor	(38,575)
Net expenses	151,034
Net investment loss	(33,128)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain on investments	556,695
Net change in unrealized appreciation/(depreciation) on investments	(2,756,427)
Net realized and unrealized loss on investments	(2,199,732)

Net Decrease in Net Assets from Operations	$(2,232,860)

See accompanying Notes to Financial Statements.

W.P. Stewart & Co. Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Period
	January 1, 2010	Year Ended
	to June 30, 2010	December 31, 2009
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income (loss)	$(33,128)	$41,323
Net realized gain (loss) on investments	556,695	(4,080,558)
Net change in unrealized appreciation (depreciation) on investments	(2,756,427)	11,449,803
Net increase (decrease) in net assets resulting from operations	(2,232,860)	7,410,568

Capital Transactions
Net decrease in net assets derived from
net change in outstanding shares (a)	(2,567,629)	(14,002,037)

Total decrease in net assets	(4,800,489)	(6,591,469)

Net Assets
Beginning of period	22,132,082	28,723,551
End of period	$17,331,593	$22,132,082

Accumulated net investment income	$8,195	$41,323

(a)   A summary of share transactions is as follows:

	Six Months Ended			Year Ended
	June 30, 2010			December 31, 2009
	Shares	Paid-in Capital		Shares	Paid-in Capital
Shares sold	7,374	$1,083,624		15,311	$2,048,872
Shares reinvested	-			-	-
Shares redeemed	(25,613)	(3,651,253	) *	(126,146)	(16,050,909	) *
Net decrease	(18,239)	$(2,567,629)		(110,835)	$(14,002,037)

*Net of $1 and $60, respectively, of redemption fees retained by the Fund.

See accompanying Notes to Financial Statements.

W.P. Stewart & Co. Growth Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each year.

	For the Period
	January 1, 2010
	to June 30, 2010		Year Ended	Year Ended
	(Unaudited)		December 31, 2009	December 31, 2008
Net asset value, beginning of period	$144.08		$108.62	$165.31
Income from Investment Operations:
Net investment income (loss)	(0.21)		0.27	(0.79)
Net realized and unrealized
gain (loss) on investments	(15.84)		35.19	(48.69)
Total from investment operations	(16.05)		35.46	(49.48)

Less Distributions:
From realized capital gains	-		-	(7.21)
Total distributions	-		-	(7.21)

Redemption Fee:	-	(a)	- (a)	-

Net asset value, end of period	$128.03		$144.08	$108.62

Total return	-11.14	%*	32.65%	-31.06%

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$17,332		$22,132	$28,724

Ratio of expenses to average net assets
Before fees reimbursed by the Advisor	1.87	%**	2.64%	2.19%
After fees reimbursed by the Advisor	1.49	%**	1.49%	2.19%
Ratio of net investment income (loss) to average net assets	-0.33	%**	0.15%	-0.48%

Portfolio turnover rate	12	%*	41%	46%

(a)	This amount represents less than $0.01 per share.
*	Not annualized.
**	Annualized.

See accompanying Notes to Financial Statements.

W.P. Stewart & Co. Growth Fund
FINANCIAL HIGHLIGHTS (Continued)

Per share operating performance.
For a capital share outstanding throughout each year.

	Year Ended	Year Ended	Year Ended
	December 31, 2007	December 31, 2006	December 31, 2005
Net asset value, beginning of period	$190.35	$192.59	$196.70
Income from Investment Operations:
Net investment income (loss)	(0.80)	(1.24)	(1.65)
Net realized and unrealized
gain (loss) on investments	1.25	13.94	12.72
Total from investment operations	0.45	12.70	11.07

Less Distributions:
From realized capital gains	(25.49)	(14.94)	(15.18)
Total distributions	(25.49)	(14.94)	(15.18)

Redemption Fee:	- (a)	-	-

Net asset value, end of period	$165.31	$190.35	$192.59

Total return	-0.03%	6.85%	5.49%

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$58,474	$95,015	$100,272

Ratio of expenses to average net assets
Before fees reimbursed by the Advisor	2.37%	2.43%	2.24%
After fees reimbursed by the Advisor	1.97%	1.89%	1.88%
Ratio of net investment income (loss) to average net assets	-0.35%	-0.64%	-0.94%

Portfolio turnover rate	34%	44%	49%

(a)	This amount represents less than $0.01 per share.
*	Not annualized.
**	Annualized.

See accompanying Notes to Financial Statements.

W.P. Stewart & Co. Growth Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2010 (Unaudited)

Note 1 – Organization
W.P. Stewart & Co. Growth Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to earn capital gains for shareholders.

The Fund is the accounting and performance successor to the W.P. Stewart & Co. Growth Fund, Inc. (the “Predecessor Fund”).  On November 30, 2009, the Fund acquired substantially all the assets and assumed the liabilities of the Predecessor Fund pursuant to an agreement and plan of reorganization in exchange for shares of the Fund.  The Predecessor Fund commenced investment operations on February 28, 1994.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

“Accounting for Uncertainty in Income Taxes” (the “Income Tax Statement”) addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken or expected to be taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund’s assertion that its income is exempt from tax) will be sustained upon examination.  The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of December 31, 2009. Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in 2009.

W.P. Stewart & Co. Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2010 (Unaudited)

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006-2009) and has concluded that no provision for income tax is required in the Fund’s financial statements.

(d) Distributions to Shareholders
The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with WPS Advisors, Inc. (f/k/a W.P. Stewart & Co., Inc.) (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and/or reimburse other operating expenses in order to limit total annual operating expenses to 1.49% of the Fund's average daily net assets through April 30, 2011.

For the six months ended June 30, 2010, the Advisor reimbursed expenses of $38,575 and will not seek reimbursement from the Fund for these expenses.

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

An affiliated company of the Advisor provided brokerage services for the Fund.  For the six months ended June 30, 2010, the Advisor’s affiliate earned $0 in commissions as broker on trades of portfolio securities.  In addition, $290 was paid by the Fund to the affiliate for execution-related services provided and charged by unrelated third parties.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  Each Independent Trustee as defined under the Investment Company Act of 1940 receives $5,000 from the Trust for each meeting attended, except that the Chairperson receives $6,000 for each meeting attended.  The Audit Committee chairman receives an additional $500 for each Audit Committee meeting attended.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees paid for CCO services for the six months ended June 30, 2010, are reported on the Statement of Operations.

W.P. Stewart & Co. Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2010 (Unaudited)

Note 4 – Federal Income Taxes
At June 30, 2010, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$16,840,745

Gross unrealized appreciation	$1,497,171
Gross unrealized depreciation	(1,416,079)

Net unrealized appreciation	$$81,092

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of December 31, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$41,323
Undistributed long-term capital gains	-
Accumulated earnings	41,323
Accumulated capital and other losses	(5,698,659)
Unrealized appreciation	2,840,874
Total accumulated earnings/(deficit)	$(2,816,462)

The tax character of distributions paid during the fiscal years ended December 31, 2009 and 2008 were as follows:

Distributions paid from:	2009	2008

Ordinary Income	$-	$270,351
Net long term capital gains	-	1,710,132
Total taxable distributions	-	1,980,483
Total distributions paid	$-	$1,980,483

As of December 31, 2009, the Fund had a capital loss carry forward of $5,606,914, of which $809,613 expires on December 31, 2016 and $4,797,301 expires on December 31, 2017.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first day of the Fund's next taxable year.  As of December 31, 2009, the Fund had $91,745 of post-October capital losses which are deferred until January 1, 2010 for tax purposes.

Note 5 - Investment Transactions
For the six months ended June 30, 2010, purchases and sales of investments, excluding short-term investments, were $2,420,049 and $5,164,981, respectively.

W.P. Stewart & Co. Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2010 (Unaudited)

Note 6 – Reorganization
On December 1, 2009, the Fund acquired substantially all the assets and liabilities of the Predecessor Fund in exchange for shares of the Fund.  The acquisition was accounted for as a tax-free exchange of 195,272 shares of the Fund for the net assets of the Predecessor Fund which amounted to $27,145,641 including $2,222,135 of unrealized appreciation, after the close of business on November 30, 2009.

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2010, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock[1]	$16,903,858	$-	$-	$16,903,858
Short-term Investments	17,979	-	-	17,979
Total Investments in Securities	16,921,837	-	-	16,921,837
Other Financial Instruments	-	-	-	-
Totals	$16,921,837	$-	$-	$16,921,837

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

W.P. Stewart & Co. Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2010 (Unaudited)

Note 9 – Derivatives and Hedging Disclosure:
In June 2009, FASB issued Derivatives and Hedging effective for financial statements issued for interim and annual periods ending after November 15, 2008. Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund did not hold any securities requiring disclosure.

Note 10 – Events Subsequent to the Fiscal Period End:
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Investment Advisor
WPS Advisors, Inc.
(f/k/a W.P. Stewart & Co., Inc.)
527 Madison Avenue
New York, New York  10022

Independent Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California  90071-3106

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

FUND INFORMATION

	TICKER	CUSIP
W.P. Stewart & Co. Growth Fund	WPSGX	461 418 790

Privacy Principles of the Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 881-8803 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 881-8803 or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; and information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090 or by calling the Fund at (888) 881-8803.

Householding Mailing
To reduce expenses, the Trust may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (888) 881-8803 (or contact your financial institution).  The Fund will begin sending you individual copies thirty days after receiving your request.

W.P. Stewart & Co. Growth Fund
P.O. Box 2175
Milwaukee, Wisconsin 53201
Toll Free: 1-888-881-8803

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 8, 2008.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	September 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	September 8, 2010

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	September 8, 2010